                              SEASONS SERIES TRUST
              Supplement to the Prospectus dated September 24, 2001


                On November 27, 2001, the Board of Trustees of Seasons Series Trust approved the replacement of Deutsche Asset Management, Inc. as subadviser to the Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio (each a "Portfolio," collectively, the "Portfolios"). Effective December 10, 2001, AIG Global Investment Corp. ("AIGGIC") will serve as subadviser to a portion of the assets of each of the Portfolios, joining the investment advisers currently managing the Portfolios.

                The table on page 23 of the Prospectus, with respect to the Diversified Fixed Income Portfolio is hereby deleted and replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                          PAST            RETURN SINCE
(AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2000)                     ONE YEAR        INCEPTION****
---------------------------------------------------------------------------------------------------------------
Diversified Fixed Income Portfolio Class A*                           8.26%           3.52%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Index**                        11.84%          4.48%
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***                               11.60%          7.27%
---------------------------------------------------------------------------------------------------------------

* The returns shown in the bar chart and the table are for Class A shares, which are offered only to contract holders of the Seasons and Seasons Select Variable Contracts. Class B shares, which are offered only to contract holders of the Seasons Select II, Seasons Advisor and Seasons Triple Elite Variable Annuity Contracts, would have had substantially similar annual returns as those shown for Class A shares because the shares are invested in the same portfolio of securities as the Class A shares. The annual returns of the Class B shares would differ from those of the Class A shares only to the extent that Class B shares are subject to service fees, while Class A shares are not. If these fees were reflected, returns of the Class B shares would be less than those shown.
** The Lehman Brothers U.S. Government/Credit Index is a measure of the market value of approximately 5,300 bonds, each with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher by nationally recognized statistical rating organization.
*** The Lehman Brothers Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.
****    Inception date for Class A shares is February 8, 1999.

                The following information should be added to page 35 of the Prospectus after the last bullet point:

                - Lehman Brothers Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market and is composed of the Lehman Brothers Government/Credit Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

                On page 39 of the Prospectus, under "INFORMATION ABOUT THE SUBADVISERS - DEUTSCHE ASSET MANAGEMENT, INC." ("DAMI") the paragraph is replaced in its entirety with the following:

                AIG GLOBAL INVESTMENT CORP. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc. and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly owned subsidiary of American International Group, Inc. AIGGIC manages third-party institutional, retail and private equity fund assets on a global basis and provides custodial services. As of September 30, 2001, AIGGIG and its affiliated asset managers had approximately $303.2 billion in assets under management. AIGGIC is located at 175 Water Street, New York, New York 10038.

                On page 42 of the Prospectus, under "PORTFOLIO MANAGEMENT," AIGGIC should replace DAMI for each applicable Portfolio.

                On page 44 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth      AIGGIC         - Magali Azema-Barac         Ms. Azema-Barac joined AIGGIC in 2001 as the lead
Portfolio                              Portfolio Manager          portfolio manager for AIGGIC's indexed equity
                                                                  portfolios.  In addition to her position at AIGGIC, Ms.
                                                                  Azema-Barac is currently Vice President and Head of
                                                                  Equity at American General Investment Management, L.P.
                                                                  ("AGIM") since September 1999.  Prior to joining AGIM,
                                                                  she worked as an independent consultant from January
                                                                  1999 to September 1999.  From 1994 to 1999, she worked
                                                                  for USWest Investment Management Company where she
                                                                  developed quantitative investment strategies and
                                                                  managed over $5 billion in index and enhanced-index
                                                                  funds.
---------------------------------------------------------------------------------------------------------------------------

                On page 46 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
Large Cap Composite   AIGGIC         - Magali Azema-Barac         See above.
Portfolio                              Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------

                On page 47 of the Prospectus, the information in the chart pertaining to DAMI and its respective Portfolios is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value       AIGGIC         - Magali Azema-Barac         See above.
Portfolio                              Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        AIGGIC         - Magali Azema-Barac         See above.
Portfolio                              Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------

                On page 48 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value         AIGGIC         - Magali Azema-Barac         See above.
Portfolio                              Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------

                On page 49 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio   AIGGIC         - Magali Azema-Barac         See above.
                                       Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------

                On page 50 of the Prospectus, the information in the chart pertaining to DAMI is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
International Equity  AIGGIC         - Magali Azema-Barac         See above.
Portfolio                              Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------

                On page 52 of the Prospectus, with respect to the Diversified Fixed Income Portfolio, the information in the chart pertaining to DAMI and SunAmerica is replaced in its entirety with the following:

---------------------------------------------------------------------------------------------------------------------------
                                        NAME AND TITLE OF
PORTFOLIO OR                           PORTFOLIO MANAGER(S)
   MANAGED                              (AND/OR MANAGEMENT
  COMPONENT           MANAGER(S)             TEAM(S))                                EXPERIENCE
---------------------------------------------------------------------------------------------------------------------------
Diversified Fixed     AIGGIC         - Magali Azema-Barac         See above.
Income Portfolio                       Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------
                      SunAmerica     - Michael Cheah, CFA         Mr. Cheah joined SunAmerica in 1999 as Vice President
                                       Vice President and         and portfolio manager responsible for all investment
                                       Portfolio Manager          grade fixed-income portfolios.  Prior to joining
                                                                  SunAmerica, he was a Director of the U.S. Bond Division
                                                                  and Representative of the New York Office of the Monetary
                                                                  Authority of Singapore from 1991 to 1999.
---------------------------------------------------------------------------------------------------------------------------


Dated: December 3, 2001


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